Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

212-596-9677

F 212-646-728-6286

October 23, 2009

David J. Marcinkus

(212) 596-9677

david.marcinkus@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

On behalf of RS Variable Products Trust (the “Trust”), we are filing pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, the definitive form of proxy statement on Schedule 14A for use in connection with a meeting of shareholders of RS Equity Dividend VIP Series, RS Mid Cap Growth VIP Series, and RS Technology VIP Series (the “Funds”), each a series of the Trust.

The meeting of shareholders is scheduled to be held December 14, 2009, and is being called to consider and vote on the following: (i) approval of a plan of liquidation with respect to each of the Funds; and (ii) any matters incidental to the foregoing and to transact such other business as may properly come before the meeting and any adjournment or adjournments thereof.

The Trust expects to begin mailing the proxy materials to shareholders on or about October 30, 2009.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (212) 596-9677.

Very truly yours,

/s/ David J. Marcinkus
David J. Marcinkus

Enclosure

cc:	Benjamin L. Douglas, Esq. Marianne E. Clark, Esq. Timothy W. Diggins, Esq. Elizabeth J. Reza, Esq. Matthew Gaarder-Wang, Esq.